Fair Value Measurements - Summary of Quantitative Information Regarding Fair Value Measurements (Detail)		9 Months Ended
	Mar. 02, 2021 $ / shares	Sep. 30, 2021 yr $ / shares	Jan. 18, 2021 $ / shares
LEO HOLDINGS III CORP [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock Price | $ / shares	$ 10.00		$ 10.00
Warrant Term [Member] | Warrant Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants and Rights Outstanding, Measurement Input		5.00
Measurement Input, Risk Free Interest Rate [Member] | Warrant Liability [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants and Rights Outstanding, Measurement Input		0.0112
Measurement Input, Risk Free Interest Rate [Member] | Warrant Liability [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants and Rights Outstanding, Measurement Input		0.0100
Measurement Input, Expected Dividend Rate [Member] | Warrant Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants and Rights Outstanding, Measurement Input		0.0000
Measurement Input Implied Yield [Member] | Convertible Notes [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants and Rights Outstanding, Measurement Input		0.296
Measurement Input Implied Yield [Member] | Convertible Notes [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants and Rights Outstanding, Measurement Input		0.252
Measurement Input Time From Valuation To Maturity [Member] | Convertible Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants and Rights Outstanding, Measurement Input		1.36
Measurement Input Time From Valuation To SPAC Merger [Member] | Convertible Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants and Rights Outstanding, Measurement Input		0.13
Measurement Input Time From Valuation To Qualified Financing [Member] | Convertible Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants and Rights Outstanding, Measurement Input		0.83
Measurement Input Class Volatility [Member] | Warrant Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants and Rights Outstanding, Measurement Input		0.5000
Measurement Input Time To Issuance [Member] | Warrant Liability [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants and Rights Outstanding, Measurement Input		0.83
Measurement Input Time To Issuance [Member] | Warrant Liability [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants and Rights Outstanding, Measurement Input		0.13
Level 3 [Member] | LEO HOLDINGS III CORP [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk-free interest rate	0.79%	0.99%
Level 3 [Member] | Measurement Input, Exercise Price [Member] | LEO HOLDINGS III CORP [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price | $ / shares	$ 11.50	$ 11.50
Level 3 [Member] | Measurement Input, Share Price [Member] | LEO HOLDINGS III CORP [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock Price | $ / shares	$ 9.83	$ 9.94
Level 3 [Member] | Warrant Term [Member] | LEO HOLDINGS III CORP [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Term (in years)	5 years 6 months 29 days	5 years 1 month 2 days
Level 3 [Member] | Measurement Input, Price Volatility [Member] | LEO HOLDINGS III CORP [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Volatility	15.10%	12.90%
Level 3 [Member] | Measurement Input, Expected Dividend Rate [Member] | LEO HOLDINGS III CORP [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dividend yield